Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Goodwill Balances
Beginning Balance	$ 36,788	$ 36,199
Goodwill Additions	34	16
Purchase Price Adjustments	(3)	(38)
Divestitures	(1)	(20)
Foreign Currency Translation and Other Adjustments	(553)	631
Ending Balance	36,265	36,788
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0
Cognitive Solutions
Changes in Goodwill Balances
Beginning Balance	19,665	19,484
Goodwill Additions	10	3
Purchase Price Adjustments	0	(38)
Divestitures	(1)	(20)
Foreign Currency Translation and Other Adjustments	(290)	235
Ending Balance	19,384	19,665
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,813	4,607
Goodwill Additions	24
Purchase Price Adjustments	(3)	2
Foreign Currency Translation and Other Adjustments	(92)	204
Ending Balance	4,742	4,813
Technology Services & Cloud Platforms
Changes in Goodwill Balances
Beginning Balance	10,447	10,258
Goodwill Additions		13
Purchase Price Adjustments	0	(2)
Foreign Currency Translation and Other Adjustments	(156)	179
Ending Balance	10,292	10,447
Systems
Changes in Goodwill Balances
Beginning Balance	1,862	1,850
Purchase Price Adjustments	0	0
Foreign Currency Translation and Other Adjustments	(15)	13
Ending Balance	$ 1,847	$ 1,862